STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Outstanding Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Treasury shares [Member]	Accumulated deficit [Member]	Total comprehensive income (loss) [Member]
Balance at Dec. 31, 2008	$ 10,424		$ 146,313	$ 38	$ (1,065)	$ (134,862)
Balance, shares at Dec. 31, 2008		8,514,757
Issuance of shares (Note 7)
Issuance of shares (Note 7), shares		41,216
Issuance of shares
Issuance of shares, shares		863
Stock based compensation	84		84
Comprehensive income (loss):
Reclassification adjustments to income on marketable securities	(38)			(38)			(38)
Net income (loss)	2,895					2,895	2,895
Total comprehensive income (loss)							2,857
Balance at Dec. 31, 2009	13,365		146,397		(1,065)	(131,967)
Balance, shares at Dec. 31, 2009		8,556,836
Issuance of shares (Note 7)
Issuance of shares (Note 7), shares		92,025
Stock based compensation	131		131
Comprehensive income (loss):
Unrealized gain (loss) on available-for-sale marketable securities	15			15			15
Net income (loss)	(778)					(778)	(778)
Total comprehensive income (loss)							(763)
Balance at Dec. 31, 2010	12,733		146,528	15	(1,065)	(132,745)
Balance, shares at Dec. 31, 2010	8,648,861	8,648,861
Stock based compensation	73		73
Comprehensive income (loss):
Unrealized gain (loss) on available-for-sale marketable securities	(11)			(11)			(11)
Net income (loss)	(2,914)					(2,914)	(2,914)
Total comprehensive income (loss)							(2,925)
Balance at Dec. 31, 2011	$ 9,881		$ 146,601	$ 4	$ (1,065)	$ (135,659)
Balance, shares at Dec. 31, 2011	8,648,861	8,648,861